Income Taxes - Reconciliation of U.S. Federal Statutory Rate to Alcoa's Effective Tax Rate (Parenthetical) (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2013
Corporate tax rate	35.00%	35.00%	35.00%	35.00%		35.00%
Tax Year 2014 [Member] | Spain [Member]
Corporate tax rate					30.00%
Tax Year 2015 [Member] | Spain [Member]
Corporate tax rate					28.00%
Tax Year 2016 [Member] | Spain [Member]
Corporate tax rate					25.00%